Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	May 02, 2013	May 31, 2013	May 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Vessel operating expenses				$ 344,128,000	$ 317,576,000	$ 307,960,000
Cash consideration				286,645,000		60,683,000
Discontinued Operations [Member]
Related Party Transaction [Line Items]
Vessel operating expenses				3,903,000	14,286,000	19,998,000
Number of vessels				7
Voyageur Spirit [Member]
Related Party Transaction [Line Items]
Cash consideration	270,000,000	270,000,000	150,000,000	234,125,000
Margin portion of LIBOR interest rate			4.25%
Technical Management Fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses				34,900,000
Technical Management Fee [Member] | Reclassification from general and administrative expense [Member]
Related Party Transaction [Line Items]
Vessel operating expenses					38,700,000	33,500,000
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Success fee for assistance with acquisition				$ 1,000,000		$ 1,700,000